Condensed Financial Information of Parent Company (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company (Textual) [Abstract]
Provision for loan losses	$ 24.2
Provision For Loan Lossesn On Performing Commercial Real Estate	6.7
Provision for loan losses transfer of commercial real estate loan to held for sale	5.9
Provision for loan losses additional reserve hurricane sandy	$ 4.3